Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (6,074,999)	$ (3,878,210)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	57,978	30,727
Stock-based compensation	735,429	396,850
Amortization of debt discount	196	196
Changes in operating assets and liabilities:
Restricted cash		4,055
Prepaid expenses and other current assets	(22,599)	(68,706)
Accounts payable	(106,436)	(80,343)
Accrued liabilities	(22,933)	(149,688)
Accrued payroll and other compensation	230,391	113,956
Net cash used in operating activities	(5,202,973)	(3,631,163)
Cash flows from investing activities:
Purchases of property and equipment	(88,915)	(225,671)
Payment for security deposit	(16,318)	(19,392)
Purchases of investments	(14,093,162)	(12,731,800)
Proceeds from redemptions of investments	14,152,000	7,244,000
Net cash used in investing activities	(46,395)	(5,732,863)
Cash flows from financing activities:
Deferred offering costs		(35,811)
Proceeds from exercise of warrants	2,969,454
Proceeds from stock option exercises	2,600
Proceeds from exercise of compensation options	731,085	55,548
Proceeds from initial public offering, net		10,253,484
Proceeds from the conversion of private placement puts		2,700,000
Net cash provided by financing activities	3,703,139	12,973,221
Net increase in cash	(1,546,229)	3,609,195
Cash at beginning of year	4,803,687	1,194,492
Cash at end of year	3,257,458	4,803,687
Non-cash investing and financing activities:
Reclassification of deferred offering costs to equity		785,197
Conversion of Series B Preferred Stock to Common Stock		5,400
Subscription receivable from exercise of warrants	522,326
Supplemental disclosure of cash flow information:
Interest paid